Capital disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 371	$ 265
Cash and cash equivalents	202	641	$ 900
Cheques Issued In Excess Of Funds On Deposit	0	0
Net Borrowings	131	(412)
Equity	5,849	6,954	$ 7,223
Borrowings And Equity	$ 6,220	$ 7,219
Total Debt To Total Capital Ratio	6.00%	4.00%
Total Capital and Debt	$ 5,980	$ 6,542
Total Net Debt To Net Capital	2.00%	(6.00%)
Operating Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	33	29
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	300	200
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Open letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38	$ 36